Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

Property and equipment consisted of the following (in thousands):

	Cost	Accumulated Depreciation	Net Book Value
December 31, 2016
Computer equipment	$657	$567	$90
Furniture and fixtures	172	167	5
Machinery and equipment	—	—	—
Leasehold improvements	262	167	95
Computer software	502	439	63
Equipment under capital lease	114	109	5

Total property and equipment	$1,707	$1,449	$258
December 31, 2015
Computer equipment	$628	$490	$138
Furniture and fixtures	172	163	9
Machinery and equipment	218	1	217
Leasehold improvements	257	99	158
Computer software	494	425	69
Equipment under capital lease	114	103	11

Total property and equipment	$1,883	$1,281	$602